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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-08000
Invesco Van Kampen Select Sector Municipal Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Select Sector
Municipal Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us                VK-CE-SSMUNI-QTR-1       05/11                Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—169.93%

Alabama—2.21%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGL) (a)(b)	5.00%	06/01/39	$750	$748,320
Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS-AGM) (a)	5.25%	07/01/30	600	612,354
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (c)	5.20%	06/01/25	1,250	1,183,237
Health Care Authority for Baptist Health (The); Series 2009 A, RB (d)(e)(i)	6.13%	05/15/12	500	518,020
Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	725	754,515

				3,816,446

Alaska—0.31%
Northern Tobacco Securitization Corp.; Series 2006 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/46	890	538,272

Arizona—5.06%
Arizona (State of) Transportation Board; Series 2008 B, Highway RB	5.00%	07/01/25	610	662,759
Series 2008 B, Highway RB (b)	5.00%	07/01/26	915	987,614
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	250	232,205
Series 2010, RB	5.13%	05/15/40	500	463,450
Glendale (City of) Industrial Development Authority; Series 2005, Ref. IDR	5.00%	12/01/35	1,155	957,564
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Bonds (INS-AMBAC) (a)	5.25%	01/01/32	1,000	973,580
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (d)(e)(i)	5.00%	07/01/14	800	868,032
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 B, Ref. PCR (d)(e)(i)	5.50%	05/01/12	500	516,050
Navajo (County of) Pollution Control Corp.; Series 2009 C, RB (d)(e)(i)	5.50%	06/01/14	225	241,479
Series 2009 E, RB (d)(e)(i)	5.75%	06/01/16	275	308,962
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/39	240	216,108
Series 2009, Education RB	7.13%	01/01/45	220	199,120
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (c)	6.55%	12/01/37	800	706,432
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	750	807,510
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	700	600,285

				8,741,150

California—16.71%
Alameda (County of) Corridor Transportation Authority; Series 2004 A, Sub. Lien CAB RB (INS-AMBAC) (a)(f)	5.40%	10/01/24	5,000	4,116,250
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	1,905	1,913,077
Beverly Hills (City of) Unified School District California (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/28	300	112,236
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water RB (b)	5.00%	12/01/24	275	303,248
Series 2008 AE, Water RB (b)	5.00%	12/01/25	325	354,972
Series 2008 AE, Water RB (b)	5.00%	12/01/26	325	352,619
Series 2008 AE, Water RB (b)	5.00%	12/01/27	225	242,678
Series 2008 AE, Water RB (b)	5.00%	12/01/28	325	348,465
California (State of) Health Facilities Financing Authority (Catholic Health Care West) Series 2009 A, RB	6.00%	07/01/34	400	413,416
California (State of) Housing Finance Agency (Home Mortgage); Series 2007 G, RB (c)	4.95%	08/01/23	1,800	1,709,820
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Series 2007 G, RB (c)	5.05%	02/01/29	$965	$862,025
Series 2008 K, RB (c)	5.30%	08/01/23	1,100	1,078,671
Series 2008 K, RB (c)	5.45%	08/01/28	1,300	1,230,307
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (c)	5.00%	07/01/27	500	501,280
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	500	568,505
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	425	456,089
Series 2009 A, Ref. Economic Recovery GO Bonds	5.25%	07/01/21	700	806,050
Daly (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	200	168,072
Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sub. Lien RB (INS-AGM) (a)	5.50%	10/01/18	1,565	1,783,959
Morongo Band of Mission Indians (Enterprise Casino); Series 2008, RB (h)	5.50%	03/01/18	100	94,631
Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS-NATL) (a)	5.50%	11/01/35	3,500	3,428,460
Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	400	400,272
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. Airport RB	5.00%	07/01/34	525	509,927
San Francisco (City & County of) Airports Commission (San Francisco International Airport); Series 2008 A-4, Ref. RB (c)(d)(e)(i)	6.50%	05/01/12	450	472,446
Series 2010 F, Second Series RB	5.00%	05/01/40	1,000	972,400
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.); Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	2,000	1,294,760
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	5,000	3,100,300
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (a)(d)(e)(i)	3.50%	05/31/13	500	500,200
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	750	771,210

				28,866,345

Colorado—6.86%
Colorado (State of) Educational & Cultural Facilities Authority (Charter School); Series 2004, RB (INS-SGI) (a)	5.50%	05/01/36	5,000	4,781,150
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	1,725	1,692,122
Colorado (State of) Health Facilities Authority (Parkview Medical Center); Series 2001, RB (i)(e)	6.50%	09/01/11	1,000	1,015,410
Colorado (State of) Health Facilities Authority (Portercare Adventist Health); Series 2001, Hospital RB (i)(e)	6.50%	11/15/11	1,000	1,038,000
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/37	400	298,016
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.50%	01/15/30	550	577,329
Montrose (County of) Memorial Hospital; Series 2003, RB	6.00%	12/01/33	1,500	1,415,355
Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	450	452,790
Salida Hospital District; Series 2006, Hospital RB	5.25%	10/01/36	749	587,456

				11,857,628

Connecticut—1.32%
Connecticut (State of) Development Authority (Aquarion Water Company Project); Series 2007, Ref. Water Facility RB (INS-SGI) (a)(c)	5.10%	09/01/37	1,375	1,187,189
Connecticut (State of) Housing Finance Authority; Series 2010 D-2, Sub. Housing Mortgage Finance Program RB (c)	5.00%	05/15/31	600	592,524
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	500	501,360

				2,281,073

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia—1.22%
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	$900	$952,614
Series 2009, Hospital RB	6.50%	10/01/29	290	312,768
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	275	287,598
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	550	561,985

				2,114,965

Florida—8.43%
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	635	577,431
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	880	943,404
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	1,000	1,063,090
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, Healthcare Facilities RB (INS-AMBAC) (a)	5.95%	07/01/20	95	98,735
Florida (State of) Ports Financing Commission (State Transportation Trust); Series 2011 B, Ref. RB (c)	5.13%	06/01/27	600	591,630
Florida (State of) Seminole Indian Tribe; Series 2007 A, Special Obligation RB (h)	5.75%	10/01/22	250	243,888
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGL) (a)(b)(c)	5.38%	10/01/33	350	348,621
Series 2008 A, RB (INS-AGL) (a)(b)(c)	5.50%	10/01/38	775	759,376
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2006, Ref. PCR (a)(d)(e)(i)	5.00%	03/15/12	300	308,466
Series 2007 B, Ref. PCR (d)(e)(i)	5.15%	09/01/13	300	321,375
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	2,000	1,912,860
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	230	234,579
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2007, First Mortgage RB	5.50%	07/01/32	600	484,644
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (j)	6.13%	05/01/35	40	—
Series 2010 A-2, Capital Improvement RB (f)	6.13%	05/01/35	50	30,554
Series 2010 B, Capital Improvement RB (f)	5.13%	05/01/17	110	91,749
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	400	364,392
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	1,000	1,130,850
Port St. Lucie (City of) (Southwest Annexation District No. 1); Series 2007 B, Special Assessment RB (INS-NATL) (a)	5.00%	07/01/40	2,500	2,007,225
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (a)(d)(e)(i)	5.35%	05/01/18	1,100	1,185,404
Seven Oaks Community Development District II (Pasco County); Series 2004 A, Special Assessment RB	5.88%	05/01/35	330	237,204
Sterling Hill Community Development (Hernando County); Series 2003 A, Capital Improvement RB	6.20%	05/01/35	300	261,390
Tolomato Community Development District; Series 2007, Special Assessment RB	6.55%	05/01/27	300	196,197
Series 2007, Special Assessment RB	6.65%	05/01/40	270	163,031
Volusia (County of) Educational Facility Authority (Embry-Riddle Aeronautical University); Series 1999 A, RB	5.75%	10/15/29	1,000	1,000,730

				14,556,825

Georgia—4.51%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	135	137,309
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	245	249,189
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	75	76,362
Atlanta (City of); Series 2004 C, Sub Lien Airport Passenger Facility Charge RB (INS-AGM) (a)(b)	5.00%	01/01/33	1,250	1,252,600
Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,675	1,911,811
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—(continued)
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	$450	$492,714
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	500	544,190
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	450	487,494
Georgia (State of) Municipal Electric Authority; Series 1993 A, Power RB (k)	5.50%	01/01/12	535	551,408
Series 1993 A, Power RB (INS-FGIC) (a)	5.50%	01/01/12	175	179,043
Private College & Universities Authority (Emory University) Series 2009 B, RB (b)	5.00%	09/01/29	1,200	1,291,848
Putnam (County of) Development Authority (Georgia Power Co.); Series 1996, PCR	5.10%	06/01/23	600	611,226

				7,785,194

Hawaii—0.98%
Hawaii (State of) Pacific Health; Series 2010 B, Special Purpose RB	5.63%	07/01/30	1,000	960,960
Hawaii (State of); Series 2010 A, Airports System RB	5.00%	07/01/39	750	729,563

				1,690,523

Idaho—0.85%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	250	281,358
Series 2008 A, RB	6.75%	11/01/37	400	435,164
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	315	261,765
University of Idaho (The); Series 2011, Ref. General RB (d)(e)(i)	5.25%	04/01/21	450	498,037

				1,476,324

Illinois—16.02%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Allocation RB	5.60%	01/01/23	500	418,405
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, IDR	5.50%	11/01/40	270	251,086
Chicago (City of) (O’Hare International Airport); Series 2001 A, Second Lien Passenger Facility Charge RB (INS-AMBAC) (a)(c)	5.38%	01/01/32	2,540	2,424,303
Series 2002 A, Ref. General Airport Third Lien RB (INS-NATL) (a)(c)	5.38%	01/01/32	2,000	1,908,900
Series 2008 A, Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	1,400	1,401,106
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	2,750	2,730,172
Chicago (City of); Series 2007 F, Ref. Unlimited Tax GO VRD Bonds (o)	0.30%	01/01/42	2,450	2,450,000
Series 2008 A, Unlimited Tax GO Bonds (INS-AGL) (a)(b)	5.25%	01/01/25	1,425	1,459,556
Series 2011, Tax Increment COP	7.13%	05/01/21	225	227,527
Series 2011, Tax Increment COP	7.13%	05/01/21	150	151,685
Cook (County of) School District No 100 Berwyn South; Series 1997, Unlimited Tax GO Bonds (INS-AGM) (a)	8.10%	12/01/15	285	358,174
Granite City (City of) (Waste Management, Inc.); Series 2002, Disposal RB (c)(d)(e)(i)	3.50%	05/01/13	300	306,993
Illinois (State of) Finance Authority (Disposal Waste Management Inc.); Series 2005 A, Solid Waste RB (c)	5.05%	08/01/29	1,335	1,252,724
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. RB	5.50%	10/01/22	750	783,255
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (b)	5.38%	08/15/24	870	945,316
Series 2009 A, RB (b)	5.75%	08/15/30	500	528,045
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	2,000	1,913,640
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	600	593,448
Illinois (State of) Finance Authority (Resurrection Healthcare); Series 1999 A, RB (INS-AGM) (a)	5.50%	05/15/24	3,000	3,121,440
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	500	517,890
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	750	810,525
Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	1,000	890,960
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	855	863,567
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	$1,175	$1,168,890
Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (c)	7.00%	12/01/42	225	198,326

				27,675,933

Indiana—5.72%
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS Economic Development RB	7.25%	11/15/14	260	259,984
East Chicago Elementary School Building Corp.; Series 1996, Ref. First Mortgage RB (INS-AMBAC) (a)	6.25%	01/05/16	2,525	2,733,212
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	4,600	4,509,012
Indiana (State of) Finance Authority (Indianapolis Power & Light Company); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	600	657,486
Indiana (State of) Finance Authority (Republic Services, Inc.); Series 2010 A, Economic Development RB (c)(d)(e)(i)	1.85%	09/01/11	730	730,000
Indiana (State of) Finance Authority; Series 1999, Ref. Exempt Facilities RB (c)	5.95%	08/01/30	1,000	1,000,100

				9,889,794

Iowa—1.55%
Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	1,162,913
Des Moines (City of); Series 2000 A, Public Parking System RB (INS-NATL/FGIC) (a)	5.75%	06/01/14	1,515	1,520,681

				2,683,594

Kansas—3.51%
Cowley (County of) Unified School District No. 465 Winfield; Series 2003, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	10/01/21	70	75,945
Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.50%	11/15/23	1,250	1,393,813
Series 2009, Hospital RB	5.75%	11/15/38	1,000	1,056,120
Wamego (City of) (Gas & Electric Company); Series 2004, Pollution Control RB (INS-NATL) (a)	5.30%	06/01/31	3,500	3,534,265

				6,060,143

Kentucky—2.24%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2008 A-1, Sub. RB (INS-AGL) (a)	5.75%	12/01/28	600	630,096
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	600	599,106
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (INS-AGL) (a)	5.25%	02/01/24	600	656,610
Series 2009, Ref. RB (INS-AGL) (a)	5.25%	02/01/25	660	712,345
Louisville/Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	1,405	1,263,488

				3,861,645

Louisiana—1.82%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (j)	5.25%	07/01/17	371	185,500
Louisiana (State of) Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGL) (a)	6.75%	06/01/26	750	871,515
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	400	401,760
Louisiana (State of) Rapides Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)(i)	5.25%	03/01/13	750	784,020
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	925	893,060

				3,135,855

Maryland—1.59%
Maryland (State of) Economic Development Corp. (Collegiate Housing Salisbury); Series 1999 A, Student Housing RB	6.00%	06/01/19	735	735,220
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland—(continued)
Maryland (State of) Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	$375	$365,434
Maryland (State of) Economic Development Corp. (Transportation Facilities); Series 2010 A, Economic Development RB	5.38%	06/01/25	265	255,778
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art Issue); Series 2006, RB	5.00%	06/01/40	770	689,966
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	800	700,424

				2,746,822

Massachusetts—2.67%
Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.); Series 2007 A, RB	5.75%	11/15/42	225	120,895
Massachusetts (State of) Development Finance Agency (Semass System); Series 2001 A, Resource Recovery RB (INS-NATL) (a)	5.63%	01/01/15	2,000	2,044,380
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	300	322,035
Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	330	327,650
Massachusetts (State of) Health & Educational Facilities Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	650	655,219
Massachusetts (State of) Industrial Finance Agency (American Hingham Water Treatment); Series 1995, RB (c)	6.75%	12/01/20	1,145	1,145,676

				4,615,855

Michigan—0.89%
Detroit (City of); Series 2001 C-1, Ref. Sewage Disposal System Sr. Lien RB (INS-AGM) (a)	7.00%	07/01/27	800	935,120
Michigan (State of) Kent Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (d)(e)(i)	5.25%	01/15/14	325	355,768
Series 2008 A, RB (d)(e)(i)	5.50%	01/15/15	225	253,386

				1,544,274

Minnesota—0.83%
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Healthcare System RB	6.38%	11/15/23	650	727,148
Series 2008 A, Healthcare System RB	6.63%	11/15/28	450	490,941
North Oaks (City of) (Presbyterian Homes of North Oaks); Series 2007, Sr. Housing RB	6.00%	10/01/33	225	210,562

				1,428,651

Missouri—2.96%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Care Facilities RB	5.63%	06/01/27	205	199,627
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities IDR	5.50%	06/01/29	500	505,800
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	500	428,945
Kansas (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	550	580,607
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS Retirement Community IDR	7.50%	11/15/16	650	654,660
Missouri (State of) Health & Educational Facilities Authority (Senior Living Facilities-Lutheran); Series 2005 A, Sr. RB	5.38%	02/01/35	1,000	891,400
Series 2010, RB	5.50%	02/01/42	375	333,068
St. Charles (City of); Series 2003 B, COP	5.50%	05/01/18	1,250	1,300,237
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Tax Increment Allocation IDR	5.75%	11/01/27	250	225,173

				5,119,517

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nebraska—0.61%
Municipal Energy Agency of Nebraska; Series 2009 A, Power Supply System RB (INS-BHAC) (a)	5.38%	04/01/39	$1,000	$1,046,070

Nevada—0.53%
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (a)(c)	5.25%	07/01/34	1,000	912,690

New Hampshire—0.28%
New Hampshire (State of) Business Finance Authority (United Illuminating Co.); Series 2009, PCR (c)(d)(e)(i)	7.13%	02/01/12	275	285,181
Series 2009 A, Ref. PCR (c)(d)(e)(i)	6.88%	02/01/12	200	207,058

				492,239

New Jersey—0.61%
New Jersey (State of) Economic Development Authority (Lawrenceville School); Series 1996 B, VRD Economic Development VRD RB (o)	0.10%	07/01/26	500	500,000
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC — Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	600	557,766

				1,057,766

New Mexico—2.69%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (d)(e)(i)	5.20%	06/01/20	500	504,725
Series 2010 C, Ref. PCR	5.90%	06/01/40	750	715,050
Jicarilla Apache Nation; Series 2003 A, RB (h)	5.00%	09/01/18	1,500	1,579,035
Series 2003 A, RB (h)	5.50%	09/01/23	1,250	1,301,912
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	500	542,195

				4,642,917

New York—16.74%
Brooklyn (City of) Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/40	500	503,100
Series 2009, PILOT RB	6.38%	07/15/43	210	213,106
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community IDR	6.70%	01/01/43	2,750	2,551,037
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	2,000	1,905,880
New York (City of); Series 1995 C, Unlimited Tax GO Bonds	7.25%	08/15/24	5	5,024
Series 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	1,700	1,808,035
New York (State of) Thruway Authority; Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	700	759,332
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	750	809,355
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/28	1,600	1,717,712
New York City (City of) Municipal Water Finance Authority; Series 2010 FF, Water & Sewer RB	5.00%	06/15/31	2,400	2,527,440
New York City (City of); Subseries 2008 L-5, Unlimited Tax GO VRD Bonds (o)	0.75%	04/01/35	2,000	2,000,000
Port Authority of New York & New Jersey (JFK International Air Terminal, LLC); Series 2010, Special Obligation RB	6.00%	12/01/36	750	754,965
Port Authority of New York & New Jersey; Series 2006 144th, Consolidated RB (b)	5.00%	10/01/35	6,900	7,043,520
Series 2008 152nd, Consolidated RB (b)(c)	5.00%	11/01/28	6,300	6,323,499

				28,922,005

North Carolina—1.97%
Charlotte (City of) (Convention Facility); Series 2003 A, Ref. COP	5.50%	08/01/19	3,000	3,271,770
North Carolina (State of) Medical Care Commission (Southminister); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	150	123,707

				3,395,477

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Dakota—0.28%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	$500	$492,565

Ohio—5.34%
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	300	302,439
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital RB (INS-AGM) (a)(b)	5.00%	04/01/24	1,125	1,165,961
Series 2006 A, Hospital RB (INS-AGM) (a)(b)	5.00%	02/01/24	1,050	1,088,661
Lorain (County of); Series 2006 B, Hospital RB (b)	5.00%	02/01/24	1,050	1,088,672
Montgomery (County of) (Miami Valley Hospital); Series 2009 A, RB	6.00%	11/15/28	565	591,092
Series 2009 A, RB	6.25%	11/15/39	350	363,268
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (d)	5.80%	12/01/38	1,000	1,036,220
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	1,500	1,624,320
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	575	544,002
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	850	876,809
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)(e)(i)	5.88%	06/01/16	500	551,100

				9,232,544

Oklahoma—0.22%
McAlester Public Works Authority; Series 2002, CAB Utility System RB (INS-AGM) (a)(g)	0.00%	02/01/31	1,000	372,850

Pennsylvania—4.20%
Chester (County of) Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (o)(l)	0.12%	07/01/31	4,800	4,800,000
Delaware (State of) River Port Authority; Series 2010 D, RB	5.00%	01/01/35	500	502,580
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	900	858,843
Pennsylvania (State of) Turnpike Commission; Sub-Series 2010 B-2, Conv. Sub. CAB RB (f)	0.00%	12/01/28	850	687,480
Sub-Series 2010 B-2, Conv. Sub. CAB RB (f)	0.00%	12/01/34	500	400,990

				7,249,893

Puerto Rico—3.88%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 CCC, Power RB	5.25%	07/01/27	1,100	1,091,695
Series 2010 XX, Power RB	5.25%	07/01/40	800	756,704
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; First Sub. Series 2009 A, Sales Tax RB (d)(e)(i)	5.00%	08/01/11	1,025	1,033,272
First Sub. Series 2010 A, Sales Tax RB	5.38%	08/01/39	750	732,390
First Sub. Series 2010 A, Sales Tax RB	5.50%	08/01/42	850	843,659
First Sub. Series 2010 C, Sales Tax RB	5.25%	08/01/41	2,350	2,247,140

				6,704,860

South Carolina—9.72%
Beaufort (County of) (New River Redevelopment Project Area); Series 2002, Tax Allocation RB (INS-NATL) (a)	5.50%	06/01/20	2,420	2,547,389
Charleston (County of) Educational Excellence Finance Corp. (Charleston County School District); Series 2005, RB (b)	5.25%	12/01/25	10,000	10,466,100
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. Hospital & Improvement RB (INS-AGL) (a)	5.50%	02/01/38	1,000	1,014,590
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	1,500	1,543,395
South Carolina (State of) Jobs-Economic Development Authority (Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/42	250	99,925
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—(continued)
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 A, Ref. RB	5.00%	01/01/33	$1,080	$1,127,639

				16,799,038

Tennessee—2.75%
Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage RB (e)(i)	8.00%	07/01/12	1,500	1,643,175
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital RB (e)(i)	7.50%	07/01/12	1,000	1,090,340
Series 2006 A, First Mortgage MTN Hospital RB	5.50%	07/01/36	750	673,080
Shelby (County of) Health Educational & Housing Facilities Board; Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	1,300	1,343,511

				4,750,106

Texas—16.82%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (c)	4.85%	04/01/21	575	593,550
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	500	553,515
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/19	575	631,252
Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.; Series 2002 C, Joint Airport RB (INS-NATL) (a)(c)	5.75%	11/01/18	225	225,779
Series 2002 C, Joint Airport RB (INS-NATL) (a)(c)	6.00%	11/01/23	500	501,830
Series 2003 A, Joint Airport RB (INS-AGM) (a)(c)	5.50%	11/01/21	2,000	2,086,240
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGL) (a)(b)	5.00%	08/15/37	1,900	1,932,623
Harris (County of) (Toll Road); Series 2009 A, Sr. Lien RB (b)	5.00%	08/15/28	1,500	1,581,945
Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	300	331,137
Harris (County of) Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	400	414,772
Houston (City of); Series 2007 A, Ref. Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	3,000	3,055,410
Judson Independent School District (School Building); Series 2008, Unlimited Tax GO Bonds (INS-AGL) (a)(b)	5.00%	02/01/37	1,200	1,214,376
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	575	565,053
Matagorda (County of) Navigation District No. 1 (AEP Texas Central Company); Series 2011, Ref. Pollution Control RB (d)(e)(i)	1.13%	06/01/12	675	674,953
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (d)	5.60%	03/01/27	1,250	1,259,950
McLennan (County of) Public Facility Corp.; Series 2009, RB	6.63%	06/01/35	490	525,912
North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2002, RB (INS-AMBAC) (a)	5.25%	08/15/32	1,000	1,006,530
North Texas Tollway Authority (Special Projects System); Series 2011 A, RB	5.50%	09/01/36	1,050	1,110,175
North Texas Tollway Authority; Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	540	563,938
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	360	388,969
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	1,000	1,007,560
Series 2008 L-2, Ref. First Tier System RB (d)(e)(i)	6.00%	01/01/13	600	640,368
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	700	604,205
Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	1,000	923,500
Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	500	484,575
Tarrant (County of) Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGL) (a)	6.25%	07/01/28	1,200	1,281,552
Texas (State of) (Transportation Commission — Mobility Fund); Series 2008, Unlimited Tax GO Bonds (b)	5.00%	04/01/28	2,215	2,375,610
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Texas (State of) Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	$560	$588,627
Texas A&M University Board of Regents; Series 2009, Financing System RB	5.00%	05/15/28	1,000	1,082,780
Tyler (City of) Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	1,000	848,820

				29,055,506

Virgin Islands—0.57%
Virgin Islands Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,000	993,360

Virginia—1.53%
Richmond Industrial Development Authority; Series 2001, Government Facilities FB (INS-AMBAC) (a)	5.00%	07/15/15	1,000	1,078,260
Virginia (State of) Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (i)	5.50%	06/01/26	1,400	1,557,010

				2,635,270

Washington—8.73%
Chelan (County of) Public Utility District No. 1 (Hydro); Series 2001, Consolidated RB (INS-BHAC/NATL) (a)(b)(c)(d)	5.60%	01/01/36	1,500	1,503,435
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (c)	5.50%	07/01/26	550	594,863
Energy Northwest (No. 3); Series 2001 A, Ref. Electric RB (e)(i)	5.50%	07/01/11	1,370	1,389,783
Kalispel Tribe of Indians; Series 2008, Priority District Washington RB	6.75%	01/01/38	3,000	2,592,150
Spokane (City of) Public Facilities District; Series 2003, RB (INS-NATL) (a)	5.25%	09/01/33	5,000	5,033,100
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, Health Care Facilities Authority RB	6.25%	11/15/41	375	383,914
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008, Non-Profit RB (h)	6.00%	01/01/27	560	516,309
Washington (State of); Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/18	2,690	3,060,897

				15,074,451

West Virginia—1.88%
Harrison (County of) (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (c)	5.50%	10/15/37	1,750	1,581,300
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, Hospital RB	6.00%	10/01/20	400	392,692
Series 2008, Hospital RB	6.25%	10/01/23	425	413,755
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/34	400	403,604
Series 2009 C, Ref. & Improvement Hospital RB	5.50%	06/01/39	450	450,288

				3,241,639

Wisconsin—2.01%
Superior (City of) (Superior Water, Light & Power Company); Series 2007 A, Ref. Collateralized Utility RB (c)	5.38%	11/01/21	175	179,135
Series 2007 B, Collateralized Utility RB (c)	5.75%	11/01/37	150	145,053
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)(e)(i)	5.13%	08/15/16	500	551,160
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	720	761,904
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (b)(c)	5.30%	09/01/23	1,000	1,033,730
Series 2008 A, Home Ownership RB (b)(c)	5.50%	09/01/28	387	391,857
Wisconsin (State of); Series 2009 A, General Appropriation RB	5.38%	05/01/25	370	408,761

				3,471,600

Wyoming—0.31%
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	500	527,610
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

TOTAL INVESTMENTS(m)—169.93% (Cost $295,364,111)				$293,557,284

Floating Rate Note Obligations—(23.19)%
Notes with interest rates ranging from 0.18% to 0.33% at 05/31/11 and contractual maturities of collateral ranging from 09/01/23 to 06/01/39 (See Note 1F) (n)				(40,060,000)

OTHER ASSETS LESS LIABILITIES—1.80%				3,098,466

PREFERRED SHARES—(48.54)%				(83,850,000)

NET ASSETS—100.00%				$172,745,750

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.

AGL	—	Assured Guaranty Ltd.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.*

BHAC	—	Berkshire Hathaway Assurance Corp.

CAB	—	Capital Appreciation Bond

Conv.	—	Convertible

COP	—	Certificates of Participation

FGIC	—	Financial Guaranty Insurance Co.

GO	—	General Obligation

IDR	—	Industrial Development Revenue Bonds

INS	—	Insurer

LOC	—	Letter of Credit

MFH	—	Multi-Family Housing

MTN	—	Medium-Term Notes

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

PILOT	—	Payment-in-Lieu-of-Tax

RB	—	Revenue Bonds

Ref.	—	Refunding

SGI	—	Syncora Guarantee, Inc.

Sr.	—	Senior

Sub.	—	Subordinated

TEMPS	—	Tax-Exempt Mandatory Paydown Securities

VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

*	Ambac filed for bankruptcy on November 8, 2010.

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1F.

(c)	Security subject to the alternative minimum tax.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	Zero coupon bond issued at a discount.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $3,735,775, which represented 2.16% of the Fund’s Net Assets.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

(i)	Advance refunded.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $185,500, which represented 0.11% of the Fund’s Net Assets

(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities
Assured Guaranty Municipal Corp.	8.85%
National Public Finance Guarantee Corp.	8.66%
American Municipal Bond Assurance Corp.*	5.58%

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $67,559,000 are held by Dealer Trusts and serve as collateral for the $40,060,000 in the floating rate note obligations outstanding at that date.

(o)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Invesco Van Kampen Select Sector Municipal Trust

     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
F.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
Invesco Van Kampen Select Sector Municipal Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Securities	$—	$293,557,284	$—	$293,557,284
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2011 was $11,098,555 and $15,395,607, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,117,269
Aggregate unrealized (depreciation) of investment securities	(9,167,630)

Net unrealized (depreciation) of investment securities	$(1,050,361)

Cost of investments for tax purposes is $294,607,645.
Invesco Van Kampen Select Sector Municipal Trust

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Select Sector Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.